Segment Information, Geographic Data, and Significant Customers (Details) - Customers accounting for more than 10% of either total revenues & accounts receivable (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount (in Dollars)	$ 246,248	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 424,735	$ 93,391	$ 586,176	$ 522,931
Customer A [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount (in Dollars)												146,000
Customers Risk Percentage												25.00%
Customer A [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												45.00%
Accounts Receivable from Customers, Amount (in Dollars)		140,000										140,000
Customer B [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount (in Dollars)												131,465	628
Customers Risk Percentage												22.00%	0.00%
Customer B [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage													2.00%
Accounts Receivable from Customers, Amount (in Dollars)						628							628
Customer C [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount (in Dollars)												124,473
Customers Risk Percentage												21.00%
Customer C [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												49.00%
Accounts Receivable from Customers, Amount (in Dollars)		150,145										150,145
Customer D [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount (in Dollars)													269,609
Customers Risk Percentage													52.00%
Customer D [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage
Accounts Receivable from Customers, Amount (in Dollars)
Customer E [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount (in Dollars)													66,750
Customers Risk Percentage													13.00%
Customer E [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage													38.00%
Accounts Receivable from Customers, Amount (in Dollars)						11,250							11,250
Customer F [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount (in Dollars)												19,185	57,492
Customers Risk Percentage												3.00%	11.00%
Customer F [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												5.00%	33.00%
Accounts Receivable from Customers, Amount (in Dollars)		15,000				9,700						15,000	9,700
Customer G [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount (in Dollars)													2,975
Customers Risk Percentage													1.00%
Customer G [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage													10.00%
Accounts Receivable from Customers, Amount (in Dollars)						$ 2,975							$ 2,975